Fair Value Measurements	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2019
Fair Value Measurements

6. Fair Value of Financial Instruments

The Company measures fair value based on the prices that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on a three-tier hierarchy that prioritizes the inputs used to measure fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

As of September 30, 2020, and December 31, 2019, the Company’s interest rate derivatives and forward contracts are Level 2 assets and liabilities with the related fair values based on third-party pricing service models. These models use discounted cash flows that utilize market-based forward swap curves commensurate with the terms of the underlying instruments.

As of September 30, 2020, and December 31, 2019, the contingent consideration assets and liabilities are Level 3 assets and liabilities with the related fair values based on the significant unobservable inputs and probability weightings in using the income approach.

The following table sets forth the Company’s financial assets and liabilities measured on a recurring basis at fair value, categorized by input level within the fair value hierarchy.

	September 30, 2020
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$486,396	$486,396	$—	$—
Contingent consideration related to South Africa divestiture	6,120	—	—	6,120

Total assets measured at fair value	$492,516	$486,396	$—	$6,120

Liabilities measured at fair value
Derivative financial instruments	$2,245	$—	$2,245	$—
Account receivable securitization facility	120,000	—	120,000	—
Contingent consideration	48,153	—	—	48,153

Total liabilities measured at fair value	$170,398	$—	$122,245	$48,153

	December 31, 2019
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$184,224	$184,224	$—	$—
Contingent consideration related to South Africa divestiture	6,120	—	—	6,120

Total assets measured at fair value	$190,344	$184,224	$—	$6,120

Liabilities measured at fair value
Derivative financial instruments	$3,277	$—	$3,277	$—
Contingent consideration	47,649	—	—	47,649

Total liabilities measured at fair value	$50,926	$—	$3,277	$47,649

The carrying amounts of “Cash and cash equivalents”, “Accounts receivable”, and “Accounts payable” approximate fair value due to the short-term maturities of these financial instruments in the Condensed Consolidated Balance Sheets.

The following table sets forth the carrying values and fair values of the Company’s financial liabilities measured on a recurring basis, categorized by input level within the fair value hierarchy:

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at September 30, 2020
First lien term loans	$2,448,123	$2,371,938
Second lien term loans	760,000	721,088
Account receivable securitization facility	120,000	120,000
Notes payable and deferred obligations	3,360	3,360

Total long-term debt	$3,331,483	$3,216,386

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at December 31, 2019
First lien term loans	$2,467,529	$2,413,663
Second lien term loans	760,000	733,526
Notes payable and deferred obligations	2,053	1,872

Total long-term debt	$3,229,582	$3,149,061

The guidance in ASC 825, Financial Instruments, provides a fair value option election that allows entities to make an irrevocable election of fair value as the initial and subsequent measurement attribute for certain eligible financial assets and liabilities. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. The decision to elect the fair value option is determined on an instrument by instrument basis and must be applied to an entire instrument and is irrevocable once elected.

The Company has elected the fair value option for its accounts receivable securitization facility under which accounts receivable of certain domestic subsidiaries are sold on a non-recourse basis to a special purpose entity (“SPE”), which is a bankruptcy-remote, consolidated subsidiary of the Company. Accordingly, the assets of the SPE are not available to satisfy the obligations of the Company or any of its subsidiaries. The fair value election for accounts receivable securitization facility were made to align with any changes in fair value to the underlying revolving sales of accounts receivable pursuant to the arrangement. In determining the fair value of the assets and liabilities of the accounts receivable securitization facility, we maximize the use of observable inputs over unobservable inputs. Fair value is calculated in accordance with the market approach, utilizing market consensus pricing models with quoted prices that are directly or indirectly observable, or “Level 2 Inputs”.

Interest Rate Cap Agreements

As of September 30, 2020 and December 31, 2019, the Company had interest rate cap contracts on $1.5 billion of notional value of principal from various financial institutions, with a maturity date of January 24, 2022 to manage the Company’s exposure to interest rate movements on variable rate credit facilities when three-months LIBOR on term loans exceeds caps ranging from 3.25% to 3.5%. As of September 30, 2020 and December 31, 2019, the aggregate fair value of the Company’s outstanding interest rate caps represented an outstanding net liability of $2.2 million and $3.3 million, respectively.

As of September 30, 2020, $1.0 million and $1.3 million of the Company’s fair value of outstanding interest rate caps were included in “Other accrued expenses” and “Other long-term liabilities” in the Condensed Consolidated Balance Sheets, respectively, with changes in fair value recognized as a component of “Interest expense, net” in the Condensed Consolidated Statements of Comprehensive Loss. As of December 31, 2019, $1.0 million and $2.3 million of the Company’s fair value of outstanding interest rate caps were included in “Other accrued expenses” and “Other long-term liabilities” in the Consolidated Balance Sheets, respectively, with changes in fair value recognized as a component of “Interest expense, net” in the Consolidated Statements of Comprehensive (Loss) Income.

Interest expense related to changes in the fair value of its derivative instruments was not material for the three months ended September 30, 2020. During the three months ended September 30, 2019, the Company recorded interest expense in the amount of $0.1 million, related to changes in the fair value of its derivative instruments.

During the nine months ended September 30, 2020 and 2019, the Company recorded interest expense in the amount of $0.1 million and $2.5 million, related to changes in the fair value of its derivative instruments, respectively.

Forward Contracts

As of September 30, 2020, the Company had three open Euro forward contracts to hedge foreign currency exposure on a total of €2.6 million, with maturities in fiscal year 2020. As of December 31, 2019, the Company had no open Euro forward contracts.

During the three months ended September 30, 2020 and 2019, the Company recognized a gain of $0.4 million and a loss of $0.5 million, respectively, related to changes in fair value of the forward contracts as a component of “Selling, general and administrative expenses” in the Condensed Consolidated Statements of Comprehensive Loss.

During the nine months ended September 30, 2020 and 2019, the Company recognized a gain of $0.5 million and a loss of $0.5 million, respectively, related to changes in fair value of the forward contracts as a component of “Selling, general and administrative expenses” in the Condensed Consolidated Statements of Comprehensive Loss.

Contingent Consideration related to South Africa divestiture

Each reporting period, the Company measures the fair value of its contingent receivables by evaluating the significant unobservable inputs and probability weightings using Monte Carlo simulations. Any resulting decreases or increases in the fair value result in a corresponding gain or loss reported in “Selling, general, and administrative expenses” in the Condensed Consolidated Statements of Comprehensive Loss. Changes to the contingent consideration related to South Africa divestiture during the three months and the nine months ended September 30, 2020 were not material.

Contingent Consideration Liabilities

Each reporting period, the Company measures the fair value of its contingent liabilities by evaluating the significant unobservable inputs and probability weightings using Monte Carlo simulations. Any resulting decreases or increases in the fair value result in a corresponding gain or loss reported in “Selling, general, and administrative expenses” in the Condensed Consolidated Statements of Comprehensive Loss.

As of September 30, 2020, the maximum potential payment outcomes were $302.4 million. The following table summarizes the changes in the carrying value of estimated contingent consideration liabilities:

	Nine Months Ended September 30,
(in thousands)	2020	2019
Beginning of the period	$47,649	$85,977
Fair value of acquisitions	17,210	—
Payments	(14,074)	(46,485)
Note issuance for settlements	(6,194)	—
Changes in fair value	4,162	7,779
Foreign exchange translation effects	(600)	(1,188)

End of the period	$48,153	$46,083

9. Fair Value of Financial Instruments

The Company measures fair value based on the prices that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on a three-tier hierarchy that prioritizes the inputs used to measure fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

As of December 31, 2019 and 2018, the Company’s interest rate derivatives and forward contracts are Level 2 assets and liabilities with the related fair values based on third-party pricing service models. These models use discounted cash flows that utilize market-based forward swap curves commensurate with the terms of the underlying instruments.

As of December 31, 2019 and 2018, the contingent consideration assets and liabilities are Level 3 assets and liabilities with the related fair values based on the significant unobservable inputs and probability weightings in using the income approach.

The following table sets forth the Company’s financial assets and liabilities measured on a recurring basis at fair value, categorized by input level within the fair value hierarchy.

	December 31, 2019
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$184,224	$184,224	$—	$—
Contingent consideration related to South Africa divestiture	6,120	—	—	6,120

Total assets measured at fair value	$190,344	$184,224	$—	$6,120

Liabilities measured at fair value
Derivative financial instruments	$3,277	$—	$3,277	$—
Contingent consideration	47,649	—	—	47,649

Total liabilities measured at fair value	$50,926	$—	$3,277	$47,649

	December 31, 2018
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets measured at fair value
Cash and cash equivalents	$141,590	$141,590	$—	$—
Contingent consideration related to South Africa divestiture	4,986	—	—	4,986

Total assets measured at fair value	$146,576	$141,590	$—	$4,986

Liabilities measured at fair value
Derivative financial instruments	$4,160	$—	$4,160	$—
Contingent consideration	85,977	—	—	85,977

Total liabilities measured at fair value	$90,137	$—	$4,160	$85,977

Interest Rate Cap Agreements

As of December 31, 2019, the Company had interest rate cap contracts on $1.5 billion of notional value of principal from various financial institutions, all with maturity dates of January 24, 2022, to manage the Company’s exposure to interest rate movements on variable rate credit facilities when three-months LIBOR on the Company’s term loans exceeds caps ranging from 3.25% to 3.5%. As of December 31, 2019, $1.0 million and $2.3 million of the Company’s fair value of outstanding interest rate caps were included in “Other accrued expenses” and “Other long-term liabilities” in the Consolidated Balance Sheets, respectively, with changes in fair value recognized as a component of “Interest expense, net” in the Consolidated Statements of Comprehensive (Loss) Income. As of December 31, 2019, the aggregate fair value of the Company’s outstanding interest rate caps represented an outstanding net liability of $3.3 million.

As of December 31, 2018, the Company had interest rate cap contracts on $3.2 billion of notional value of principal from various financial institutions, with maturity dates ranging from April 23, 2019 to January 24, 2022 to manage the Company’s exposure to interest rate movements on variable rate credit facilities when three-months LIBOR on term loans exceeds caps ranging from 3.0% to 3.5%. As of December 31, 2018, $3.0 million and $1.2 million of the Company’s fair value of outstanding interest rate caps were included in “Other accrued expenses” and “Other long-term liabilities” in the Consolidated Balance Sheets, respectively, with changes in fair value recognized as a component of “Interest expense, net” in the Consolidated Statements of Comprehensive (Loss) Income. As of December 31, 2018, the aggregate fair value of the Company’s outstanding interest rate caps represented an outstanding net liability of $4.2 million.

During the years ended December 31, 2019, 2018, and 2017, the Company recorded interest expense in the amount of $2.7 million, $3.9 million, and $1.5 million, related to changes in the fair value of its derivative instruments, respectively.

Forward Contracts

During the year ended December 31, 2019, 2018, and 2017, the Company recognized a loss of $0.4 million, a loss of $1.0 million and a gain of $1.4 million, respectively, related to changes in fair values of the forward contracts as a component of “Selling, general and administrative expenses” in the Consolidated Statements of Comprehensive Loss. As of December 31, 2019 and 2018, the Company had no open Euro forward contracts.

Contingent Consideration Liabilities

The Company estimates the fair value of the contingent consideration related to its financial instruments by employing Monte Carlo simulations to estimate the volatility and systematic relative risk of revenues subject to sales milestone payments and discounting the associated cash payment amounts to their present values using a credit-risk-adjusted interest rate. The unobservable inputs to the valuation models that have the most significant effect on the fair value of the Company’s contingent consideration liabilities are the probabilities that certain operating results will be achieved. During the years ended December 31, 2019, 2018, and 2017, the Company recognized a loss of $2.3 million, a gain of $54.5 million, and a loss of $13.0 million, respectively, related to changes in fair value of the contingent consideration liabilities as a component of “Selling, general, and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) Income.

The Company reports present value accretions in “Interest expense, net” in the Consolidated Statements of Comprehensive (Loss) Income which represented $3.8 million, $8.8 million, and $7.7 million, for the year ended December 31, 2019, 2018, and 2017, respectively.

Contingent Consideration related to South Africa divestiture

Each reporting period, the Company measures the fair value of its contingent receivables by evaluating the significant unobservable inputs and probability weightings using Monte Carlo simulations. Any resulting decreases or increases in the fair value result in a corresponding gain or loss reported in “Selling, general, and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) Income. The Company has reassessed the fair value of contingent consideration, noting that as of December 31, 2019, projected EBITDA related to South Africa divestiture, which was anticipated to contribute to measurement period EBITDA, was higher than expected. This reassessment resulted in a fair value adjustment of a $0.8 million gain that was included in “Selling, general, and administrative expenses” in the Consolidated Statements of Comprehensive (Loss) Income. The remaining change in fair value for the year ended December 31, 2019 was due to present value accretion of $0.4 million, which was included in “Interest expense, net” in the Consolidated Statements of Comprehensive (Loss) Income.

The following table summarizes the changes in the carrying value of estimated contingent consideration related to South Africa divestiture:

Year Ended December 31,
(in thousands)	2019
Beginning of the period	$4,986
Changes in fair value	1,134

End of the period	$6,120

During the years ended December 31, 2019 and 2018, there were no transfers between Level 1 and Level 2 fair value measurements. For a reconciliation of fair value measurements of Level 3 financial instruments, refer to Note 4, Prepaid and Other Assets, and Note 6, Other Liabilities, to the “Notes to Consolidated Financial Statements,” for a summary of changes in the carrying value of estimated contingent considerations.

The following table sets forth the carrying values and fair values of the Company’s financial liabilities measured on a recurring basis, categorized by input level within the fair value hierarchy:

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at December 31, 2019
First lien term loan	$2,467,529	$2,413,663
Second lien term loan	760,000	733,526
Notes payable and deferred obligations	2,053	1,872

Total long-term debt	$3,229,582	$3,149,061

(in thousands)	Carrying Value	Fair Value (Level 2)
Balance at December 31, 2018
First lien term loan	$2,493,404	$2,405,635
Second lien term loan	760,000	737,108
Notes payable and deferred obligations	1,139	1,246

Total long-term debt	$3,254,543	$3,143,989

Predecessor Company
Fair Value Measurements

Note 7 — Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2019 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Marketable securities held in Trust Account	$452,816,525	$—	$—

Total	$452,816,525	$—	$—

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the year ended December 31, 2019.

Level 1 instruments include investments in money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

Note 7 — Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2020 and December 31, 2019 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
September 30, 2020
Marketable securities held in Trust Account	$453,742,245	$—	$—

Total	$453,742,245	$—	$—

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
December 31, 2019
Marketable securities held in Trust Account	$452,816,525	$—	$—

Total	$452,816,525	$—	$—

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting periods. There were no transfers between levels for the three and nine months ended September 30, 2020.

Level 1 instruments include investments in money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.